Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2014